SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM INVESTMENTS

7. SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	December 31,	December 31,
	2023	2022
	US$	US$
6-month Certificate of Deposits (i)	1,624,191	—
ETF (ii)	594,492	—
Common Stock (iii)	100,564	—
Total short-term investments	2,319,247	—

(i)	On August 4, 2023, the Company deposited a Certificate of Deposits of $800,000 with a term of 6 months in Citi Bank, with an annual interest rate of 4.75%. As of December 31, 2023, the balance of this CD is $811,918, and the Company recognized the interest income of $11,918 for the year 2023.

On August 30, 2023, the Company deposited a Certificate of Deposits of $500,000 with a term of 6 months in Citi Bank, with an annual interest rate of 4.75%. As of December 31, 2023, the balance of this CD is $507,921, and the Company recognized the interest income of $7,921 for the year 2023.

On September 30, 2023, the Company deposited a Certificate of Deposits of $300,000 with a term of 6 months in Citi Bank, with an annual interest rate of 4.75%. As of December 31, 2023, the balance of this CD is $304,352, and the Company recognized the interest income of $4,352 for the year 2023.

(ii)	On March 31, 2023, the Company purchased 5 SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF as part of the investment portfolio at a cost of $465.93. As of December 31, 2023, the market value of the ETF was $456.95, and the Company recognized the loss on market price of the ETF of $8.98 for the year 2023.

On August 31, 2023, the Company purchased 6500 SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF at a cost of $595,535.95. As of December 31, 2023, the market value of the ETF was $594,035, and the Company recognized the loss on market price of the ETF of $1,500.95 for the year 2023.

(iii)	As of December 31, 2023, the Company holds common stocks of FITELL CORP, with the amount of $100,564. The cost of these stocks was $328,590, and the Company recognized the loss on market price of the stocks of $228,026.